UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stafford Capital Management, LLC
Address: 222 Kearny St., Suite 204
         San Francisco, CA 94108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karin M. Blair
Title:    COO

Phone:    415-362-6120
Signature, Place, and Date of Signing:

/s/ Karin M. Blair 222 Kearny St., #204 San Francisco, CA 94108     7/12/01
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              65

Form 13F Information Table Value Total:         187,970

List of Other Included Managers:

 No.  13F File Number     Name

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                                     002824100    72       1500
Agilent Technologies, Inc.                      00846U101     7        228
Alloy Online, Inc.                              019855105  3826     267400
Anadarko Petroleum Corp.                        032511107   382       7097
Artesyn Technologies, Inc.                      043127109  3400     263600
Arthrocare                                      043136100  5053     193250
Aware                                           05453N100  1942     215750
Baker Hughes Inc.                               057224107   486      14500
Barra, Inc.                                     068313105   415      10600
Borland Software Corporation                    099849101  3764     241300
BrookStone, Inc.                                114537103   188      10650
Concord Camera                                  206156101  2501     423900
Concord EFS, Inc.                               206197105  1810      34800
Critical Path, Inc.                             22674V100  1009     988800
Cyberonics                                      23251P102  6691     395900

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- --------
Ditech Communications Corp.                     25500M103   201      27100
Dreyer's Ice Cream                              261878102  3900     139800
Dril-Quip                                       262037107  2902     134800
Edwards Lifesciences Corp.                      28176E108  4626     175500
Efunds Corp.                                    28224R101  3352     180200
Equity Office Properties                        294741103   316      10000
Evergreen Resources, Inc.                       299900308  4927     129650
Expeditors International                        302130109    45        750
Fundtech, Ltd. - Foreign                                   2750     410500
Genencor International Inc.                     368709101   403      25400
General Electric                                369604103   117       2400
HealthSouth Rehab Corp.                         421924101  2847     178300
Hewlett-Packard                                 428236103    34       1200
Home Depot                                      437076102   133       2850
I-many, Inc.                                    44973Q103  2920     216300
Johnson & Johnson                               478160104    40        800
Lincoln National Convertible
 Security Fund                                  534183108    32       2100
Macrovision Corp.                               555904101  4672      68200

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- --------
Magnum Hunter Resources, Inc.                   55972F203  2608     293100
Medarex, Inc.                                   583916101  3493     148650
Mentor Graphics                                 587200106  2802     160100
Monaco Coach                                    60886R103  9216     277600
Nabors Industries                               629568106    67       1800
NextCard                                        65332K107  5071     458900
Novoste Corporation                             67010C100  4972     195000
Pemstar, Inc.                                   706552106  3636     247700
Pennzoil-Quaker State                           709323109  6675     596000
Petsmart                                        716768106  5129     727500
Pharmacyclics                                   716933106  5124     151150
Photomedex, Inc.                                719358103  2751     521100
Polycom, Inc.                                   73172K104  6841     296292
Polymedica Corp.                                731738100  5010     123700
Praecis Pharmaceuticals                         739421105  4233     257500
Primus Knowledge Solutions                      74163Q100  4950     826475
ProBusiness                                     742741104  8181     308150

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- --------
Protective Life Corp                            743674103  6793     197650
Radvision Ltd. - Foreign                                   3192     515650
Ross Stores Inc.                                778296103  3652     152500
Safeco Corp.                                    786429100   773      26200
SonoSite, Inc.                                  83568G104  5615     289450
Spinnaker Exploration Co.                       84855W109   536      13450
Stride Rite Corp.                               863314100   551      64800
Transwitch Corp.                                894065101  3607     327900
Triton PCS Holdings Inc.
 Class A - Foreign                                          689      16800
Vans, Inc.                                      921930103  4274     181900
Varco International, Inc.                       922126107  3570     191885
Vaxgen Inc.                                     922390208   438      23055
Vesta Insurance Group, Inc.                     925391104  3141     286900
Watchguard Technologies, Inc.                   941105108  4522     441250
eBenX, Inc.                                     278668108    95      28900